ACQUISITION OF COLUMBIA - Pro Forma Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Revenues	CAD 13,404	CAD 13,007
Net Income/(Loss)	715	(820)
Net Income/(Loss) Attributable to Controlling Interests and to Common Shares	CAD 431	CAD (877)